LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2014
Long Term Debt Tables [Abstract]
LONG-TERM DEBT

	2013
	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in millions)
By remaining maturity
Senior Debt:
Fixed Rate	56	1,409	175	1,640
Variable Rate	44	294	-	338
Subordinated Debt:
Fixed Rate	2	24	-	26
Variable Rate	15	7	8	30
Other
Fixed Rate	93	168	41	302
Variable Rate	62	130	54	246
Total	272	2,032	278	2,582

	2014
	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in millions)
By remaining maturity
Senior Debt:
Fixed Rate	40	2,597	240	2,877
Variable Rate	88	444	85	617
Subordinated Debt:
Fixed Rate	19	-	7	26
Variable Rate	1	-	29	30
Other
Fixed Rate	183	83	21	287
Variable Rate	16	105	127	248
Total	347	3,229	509	4,085

Long Term Debt Long Term Senior Debt Tables [Text Block]

2013
(EUR in millions)
Fixed, with a weighted average rate of 3.65%, maturing up until 2024 and denominated in EUR	985
Fixed, with a weighted average rate of 5.36%, maturing up until 2017 and denominated in USD	597
Fixed, with a weighted average rate of 5.0%, maturing up until 2018 and denominated in BGN	23
Fixed, with a weighted average rate of 7.8%, maturing on April 2014 and denominated in TRY	35
Total	1,640
Variable, with a weighted average rate of 1.79%, maturing up until 2017 and denominated in EUR	338
Total	338

2014
(EUR in millions)
Fixed, with a weighted average rate of 3.92%, maturing up until 2026 and denominated in EUR	1,849
Fixed, with a weighted average rate of 5.70%, maturing up until 2019 and denominated in USD	1,007
Fixed, with a weighted average rate of 5.0%, maturing up until 2018 and denominated in BGN	15
Fixed, with a weighted average rate of 1.50%, maturing up until 2016 and denominated in GBP	6
Total	2,877
Variable, with a weighted average rate of 3.67%, maturing up until 2024 and denominated in EUR	468
Variable, with a weighted average rate of 3.63%, maturing up until 2017 and denominated in USD	62
Variable, with a weighted average rate of 9.40%, maturing up until 2015 and denominated in TRY	87
Total	617

The financial conditions of the major long-term senior fixed rate debt as of December 31, 2014, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Covered bonds
NBG	Fixed rate covered bonds- Third Series	October 7, 2009	October 2016	EUR	846(1)	-	Fixed coupon rate of 3.875%	Annually
Fixed rate notes
Finansbank	Senior Unsecured Notes	May 11, 2011	May 2016	USD	500	71	Fixed interest rate of 5.5%	Semi-annually
Finansbank	Eurobond Fixed Rate Notes	November 1, 2012	November 2017	USD	350	29	Fixed interest rate of 5.15%	Semi-annually
NBG	Fixed Rate Notes	December 20, 2012	December 2024	EUR	50(2)	-	Fixed interest rate of 2.535%	Quarterly
NBG	Fixed Rate Notes	August 5, 2013	August 2023	EUR	50(2)	-	Fixed interest rate of 2.519%	Quarterly
NBG	Fixed Rate Notes	December 23, 2013	December 2023	EUR	70(2)	-	Fixed interest rate of 2.68%	Semi-annually
NBG	Fixed Rate Notes	January 29, 2014	January 2026	EUR	70(2)	-	Fixed interest rate of 2.96%	Semi-annually
Finansbank	Senior Unsecured Notes	April 25, 2014	April 2019	USD	500	24	Fixed interest rate of 6.25%	Semi-annually
NBG Finance Plc	Senior Unsecured Notes	April 30, 2014	April 2019	EUR	750	-	Fixed interest rate of 4.375%	Annually
(1)	Includes fixed rate covered bonds issued by the Bank under the EUR 10 billion covered bonds program, which are described in Note 13 and the Group has elected the fair value option. During 2014, net losses of EUR 61 million (2013: EUR 210) resulting from changes in the fair value of these notes were recorded in Net trading gain / (loss). Fair value losses of EUR 76 million were attributable to changes in instrument specific credit risk (2013: loss of EUR 236 million). Interest expense is not recognized separately from fair value changes. The carrying amount and amortized cost of these securities as at December 31, 2014 were EUR 872 million and EUR 852 million respectively (2013: EUR 810 million and EUR 850 million)).
(2)	Loan agreement with European Investment Bank and the main purpose of this facility is the financing of small and medium-sized enterprises.

The financial conditions of the major long-term senior variable rate debt as of December 31, 2014, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Variable rate corporate bonds
NBG Pangaea Reic	Variable rate bond	August 20, 2014	July 2019	EUR	238	-	EURIBOR plus 4.85%.	Quarterly
Variable rate notes
NBG	Variable Rate Notes	September 1, 2009	September 2016	EUR	95(1)	-	Three-month Euribor plus 0.576%	Quarterly
Finansbank	Variable Rate Notes	September 3, 2014	September 2015	TRY	204(2)	71	Dibs plus 1.00%	Quarterly
Finansbank	Variable Rate Notes	October 1, 2014	October 2015	TRY	138(2)	25	Dibs plus 1.20%	Quarterly
NBG	Variable Rate Notes	December 29, 2014	December 2022	EUR	35(1)	-	Six-month Euribor plus 1.674%	Semi-annually
(1)	Loan agreement with European Investment Bank and the main purpose of this facility is the financing of small and medium-sized enterprises.
(2)	On January 20, 2011, Finansbank obtained the required permissions from legal authorities regarding the issuing of bank bonds with maturity of up to 1 year in the domestic market valued up to TRY 1 billion.

Major long-term senior fixed/variable rate debt redeemed in 2014 are as follows:
Issuer	Type	Issue date	Redemption date	Currency	Nominal amount in million
Fixed / Variable rate loans
Finansbank	Fixed Rate Bonds	April 19, 2013	April 2014	TRY(1)	124
Finansbank	Fixed Rate Bonds	October 11, 2013	January 2014	TRY(1)	750
Finansbank	Fixed Rate Bonds	October 25, 2013	February 2014	TRY(1)	150
Finansbank	Fixed Rate Bonds	November 25, 2013	March 2014	TRY(1)	245
Finansbank	Fixed Rate Bonds	December 12, 2013	April 2014	TRY(1)	899
Finansbank	Fixed Rate Bonds	December 24, 2013	April 2014	TRY(1)	116
Finansbank	Fixed Rate Bonds	February 11, 2014	May 2014	TRY(1)	244
Finansbank	Fixed Rate Bonds	February 28, 2014	May 2014	TRY(1)	171
Finansbank	Fixed Rate Bonds	April 16, 2014	July 2014	TRY(1)	187
Finansbank	Fixed Rate Bonds	April 30, 2014	October 2014	TRY(1)	500
Finansbank	Fixed Rate Bonds	May 12, 2014	August 2014	TRY(1)	295
Finansbank	Fixed Rate Bonds	May 30, 2014	August 2014	TRY(1)	218
Finansbank	Variable Rate Bonds	June 24, 2014	September 2014	TRY(1)	125
Finansbank	Variable Rate Bonds	July 16, 2014	October 2014	TRY(1)	148
Finansbank	Variable Rate Bonds	August 11, 2014	November 2014	TRY(1)	210
Finansbank	Variable Rate Bonds	August 29, 2014	November 2014	TRY(1)	223
Finansbank	Variable Rate Bonds	September 23, 2014	December 2014	TRY(1)	124
(1)	On January 20, 2011, Finansbank obtained the required permissions from legal authorities regarding the issuing of bank bonds with maturity of up to 1 year in the domestic market valued up to TRY 1 billion.

Long Term Debt Long Term Subordinated Debt Tables [Text Block]

(b) Long-Term Subordinated debt
Long-term Subordinated debt Senior Notes and the related rates and maturity dates at December 31, comprise:
2013
(EUR in millions)
Fixed, 7.00% up to August 3, 2015, redeemable on or after Aug. 2015 and denominated in EUR	19
Fixed, 6.29% up to November 8, 2016, redeemable on or after Nov. 2016 and denominated in GBP	7
Total	26
Variable, with a weighted average rate of 3.00%, redeemable on or after July 2034 and denominated in EUR	8
Variable, with a weighted average rate of 2.1%, redeemable on or after Nov. 2014 and denominated in EUR	7
Variable, with a weighted average rate of 5.26%, redeemable on or after Feb. 2015 and denominated in EUR	10
Variable, with a weighted average rate of 2.83%, redeemable on or after Nov. 2014 and denominated in USD	5
Total	30

2014
(EUR in millions)
Fixed, 7.00% up to August 3, 2015, redeemable on or after Aug. 2015 and denominated in EUR	19
Fixed, 6.29% up to November 8, 2016, redeemable on or after Nov. 2016 and denominated in GBP	7
Total	26
Variable, with a weighted average rate of 2.85%, redeemable on or after July 2034 and denominated in EUR	8
Variable, with a weighted average rate of 1.86%, redeemable on or after Nov. 2035 and denominated in EUR	7
Variable, with a weighted average rate of 5.89%, redeemable on or after Feb. 2036 and denominated in EUR	10
Variable, with a weighted average rate of 2.86%, redeemable on or after Nov. 2035 and denominated in USD	5
Total	30

The financial conditions of the long-term subordinated fixed and variable rate debt as of December 31, 2014, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Subordinated fixed rate notes
NBG Funding Ltd(1)	Guaranteed Fixed/Variable Rate Subordinated Callable Notes due 2037-Series E	November 8, 2006	November 2037	GBP	375	-	6.2889% fixed per annum until November 8, 2016 and thereafter variable of three month Libor plus 2.08%	Annually up to November 8, 2016
NBG Finance Plc	Fixed Rate Notes- Lower Tier II	August 3, 2010	August 2020 (Early redemption 2015)	EUR	18	-	7.0% for the first five years and 9.5% thereafter.	Annually
Subordinated variable rate notes
NBG Funding Ltd(1)	Guaranteed Variable Rate Subordinated Callable Notes due 2034-Series A	July 11, 2003	July 2034	EUR	350	-	Three-month Euribor plus 175 bps until July 11, 2013 and three-month Euribor plus 275 bps thereafter	Quarterly
NBG Funding Ltd(1)	Guaranteed CMS-Linked Subordinated Callable Notes due 2035-Series B	November 3, 2004	November 2035	EUR	350	-	The 10-year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8%	Semi annually
NBG Funding Ltd(1)	Guaranteed CMS-Linked Subordinated Callable Notes due 2035-Series C	November 3, 2004	November 2035	USD	180	-	The 10 year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8.5%	Semi annually
NBG Funding Ltd(1)	Guaranteed CMS-Linked Subordinated Callable Notes due 2035-Series D	February 16, 2005	February 2036	EUR	230	-	The difference of the 10-year EUR CMS mid swap rate minus the two-year mid swap rate multiplied by four subject to a minimum rate of 3.25% and capped at 10%	Annually
(1)	The proceeds of the instruments issued by NBG Funding Ltd have been lent to NBG Finance Plc, NBG Finance (Dollar) Plc and NBG Finance (Sterling) Plc through Eurobond issues and ultimately lent to the Bank under loan agreements with the same terms as each one of the instruments referred to above but with a 31-year maturity.
On May 23, 2013, the Bank announced the results of the Tender Offer for the buy back of up to the total amount of the five different series of preferred securities non-cumulative non-voting (hybrid instruments) issued by our subsidiary NBG Funding Limited and guaranteed on a subordinated basis by the Bank. Based on the total nominal values of the securities, which were offered in the Tender Offer, the Bank accepted for repurchase securities in EUR with nominal value of EUR 70 million, securities in USD with nominal value of USD 25 million and securities in GBP with nominal value of GBP 1 million.
Subsequently, and as at December 31,2013 the Bank acquired preferred securities outstanding of an aggregate nominal amount of EUR 2 million of series A, B and D.